Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Top 20 U.S. Stocks ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.5%
Tesla, Inc.
(a)
......................... 46,394 $ 20,864,310
Banks — 4.5%
JPMorgan Chase & Co. ................ 65,226 21,017,122
Biotechnology — 2.1%
AbbVie, Inc. ........................ 42,364 9,679,750
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 90,366 20,858,280
Consumer Staples Distribution & Retail — 4.5%
Costco Wholesale Corp. ................ 10,618 9,156,326
Walmart, Inc. ........................ 105,071 11,705,960
20,862,286
Entertainment — 2.0%
Netflix, Inc.
(a)
........................ 101,530 9,519,453
Financial Services — 10.0%
Berkshire Hathaway, Inc. , Class B
(a)
........ 42,707 21,466,673
Mastercard, Inc. , Class A ................ 19,645 11,214,938
Visa, Inc. , Class A .................... 40,436 14,181,310
46,862,921
Interactive Media & Services — 10.6%
Alphabet, Inc. , Class A ................. 49,675 15,548,275
Alphabet, Inc. , Class C, NVS ............. 39,699 12,457,546
Meta Platforms, Inc. , Class A ............. 32,216 21,265,460
49,271,281
Oil, Gas & Consumable Fuels — 2.6%
Exxon Mobil Corp. .................... 101,045 12,159,755
Pharmaceuticals — 6.9%
Eli Lilly & Co. ....................... 19,030 20,451,160
Johnson & Johnson ................... 57,727 11,946,603
32,397,763
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 19.4%
Broadcom, Inc. ...................... 50,718 $ 17,553,500
NVIDIA Corp. ....................... 389,789 72,695,648
90,249,148
Software — 14.5%
Microsoft Corp. ...................... 119,221 57,657,660
Palantir Technologies, Inc. , Class A
(a)
....... 54,717 9,725,947
67,383,607
Technology Hardware, Storage & Peripherals — 13.8%
Apple, Inc. ......................... 237,023 64,437,073
Total Long-Term Investments — 99 .9%
(Cost: $ 414,780,640 ) .............................. 465,562,749
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72%
(b) (c)
.................. 542,987 542,987
Total Short-Term Securities — 0 .1%
(Cost: $ 542,987 ) ................................. 542,987
Total Investments — 100 .0%
(Cost: $ 415,323,627 ) .............................. 466,105,736
Liabilities in Excess of Other Assets — (0.0) % ............. (25,066)
Net Assets — 100.0% ...............................
$ 466,080,670
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (765)
(b)
$ 765 $ — $ — — $ 2,819
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 225,100 317,887
(b)
— — — 542,987 542,987 13,511 —
$ 765 $ — $ 542,987 $ 16,330 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Top 20 U.S. Stocks ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 9 03/20/26 $ 458 $ (5,481)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 465,562,749 $ — $ — $ 465,562,749
Short-Term Securities
Money Market Funds ...................................... 542,987 — — 542,987
$ 466,105,736 $ — $ — $ 466,105,736
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (5,481) $ — $ — $ (5,481)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares